Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 1,839	$ 4,517	$ 5,805	$ 19,061	$ 22,343	$ 20,492
Cost of revenue	3,459	5,015	11,742	18,100	24,240	30,705
Gross profit	(1,620)	(498)	(5,937)	961	(1,897)	(10,213)
Operating expenses:
Selling, general and administrative expenses	13,568	5,354	27,588	12,603	20,260	13,306
Research and development expenses	26,418	10,790	59,949	27,007	35,900	22,303
Total operating expenses	39,986	16,144	87,537	39,610	56,160	35,609
Loss from operations	(41,606)	(16,642)	(93,474)	(38,649)	(58,057)	(45,822)
Other income (expense):
Forgiveness of Paycheck Protection Program loan			2,860	0
Interest expense, net	(1,587)	1	(1,913)	(73)	(189)	(747)
Equity method investment loss	40	(689)	(720)	(941)	(1,274)	(1,281)
Change in fair value of warrant liabilities	515		515	0
Change in fair value of debt instruments	(14,255)	(3,325)	(59,916)	(5,547)	(20,163)	(2,969)
Gain (loss) on foreign currency	(481)	285	150	(1,369)	(25)	280
Total other income (expense)	(15,768)	(3,728)	(59,024)	(7,930)	(21,651)	(4,717)
Loss before income taxes	(57,374)	(20,370)	(152,498)	(46,579)	(79,708)	(50,539)
Provision for income tax	598	154	808	374	569	311
Net loss and comprehensive loss	$ (57,972)	$ (20,524)	$ (153,306)	$ (46,953)	$ (80,277)	$ (50,850)
Net loss per share:
Basic and diluted	$ (0.54)	$ (0.25)	$ (1.67)	$ (0.56)	$ (2.39)	$ (1.62)
Weighted-average shares outstanding:
Basic and diluted	107,633,037	83,509,920	92,008,435	83,392,042	33,604,752	31,406,127